Related parties	6 Months Ended
Jun. 30, 2023
Related parties
Related parties

12.     Related parties

The supervisory board directors of Affimed N.V. received compensation in the amounts of €114 and €238 (€107 and €216) for their services on the Supervisory Board in the three and six months ended June 30, 2023 (2022). Members of the Management Board received compensation in the amounts of €972 and €1,916 (€936 and €1,829) for their services on the Management Board in the three and six months ended June 30, 2023 (2022).

The Company recognized share-based payment expenses of €83 and €195 (€719 and €998) for supervisory directors and €1,317 and €2,954 (€1,816 and €3,389) for managing directors in the three and six months ended June 30, 2023 (2022).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel:

	Outstanding balances
	June 30,	December 31,
	2023	2022
Adi Hoess	-	1
Wolfgang Fischer	-	2
Arndt Schottelius	-	3
Thomas Hecht	20	21
Mathieu Simon	9	10
Ulrich Grau	22	26
Bernhard Ehmer	12	17
Harry Welten	9	8
Annalisa Jenkins	11	11
Uta Kemmerich-Keil	17	18
Constanze Ulmer-Eilfort	5	-